Large Company Value Fund Summary

Class/Ticker: Administrator Class - WWIDX

Summary Prospectus

December 1, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated December 1, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.11%
Fee Waivers	0.26%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.85%
1.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$87
3 Years	$327
5 Years	$586
10 Years	$1,328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

    up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

  We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $ 407 million to $470 billion, as of October 31, 2013, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
  Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

  We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

  Principal Investment Risks

  An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

  Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

  Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

  Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

  Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

  Performance

  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

  Calendar Year Total Returns as of 12/31 each year
  Administrator Class

Highest Quarter: 3rd Quarter 2009	+17.65%
Lowest Quarter: 4th Quarter 2008	-21.59%
Year-to-date total return as of 9/30/2013 is +23.16%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	12/31/2001	14.50%	0.31%	6.85%
Administrator Class (after taxes on distributions)	12/31/2001	13.86%	-0.31%	6.01%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	12/31/2001	9.53%	0.07%	5.88%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		17.51%	0.59%	7.38%

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

  Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Phocas Financial Corporation	Stephen L. Block, CFA, Portfolio Manager / 2008 William F.K. Schaff, CFA, Portfolio Manager / 2008

  Purchase and Sale of Fund Shares

  Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

  Tax Information

  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

  Payments to Broker-Dealers and Other Financial Intermediaries

  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

  Large Company Value Fund Summary

  Class/Ticker: Institutional Class - WLCIX

  Summary Prospectus

  December 1, 2013

Link to Prospectus	Link to SAI

  Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated December 1, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

  Investment Objective

  The Fund seeks long-term capital appreciation.

  Fees and Expenses

  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	0.19%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

  Example of Expenses

  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$249
5 Years	$447
10 Years	$1,020

  Portfolio Turnover

  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

  Principal Investment Strategies

  Under normal circumstances, we invest:

    at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

      up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

    We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $ 407 million to $470 billion, as of October 31, 2013, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
    Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

    We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

    Principal Investment Risks

    An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

    Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

    Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

    Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

    Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

    Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

    Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

    Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

    Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

    Performance

    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

    Calendar Year Total Returns as of 12/31 each year
    Institutional Class

Highest Quarter: 3rd Quarter 2009	+17.60%
Lowest Quarter: 4th Quarter 2008	-21.57%
Year-to-date total return as of 9/30/2013 is +23.34%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	3/31/2008	14.91%	0.53%	6.96%
Institutional Class (after taxes on distributions)	3/31/2008	14.16%	-0.15%	6.10%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	3/31/2008	9.82%	0.24%	5.97%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		17.51%	0.59%	7.38%

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

    Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Phocas Financial Corporation	Stephen L. Block, CFA, Portfolio Manager / 2008 William F.K. Schaff, CFA, Portfolio Manager / 2008

    Purchase and Sale of Fund Shares

    Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

    Tax Information

    Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

    Payments to Broker-Dealers and Other Financial Intermediaries

    If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

    Large Company Value Fund Summary

    Class/Ticker: Investor Class - SDVIX

    Summary Prospectus

    December 1, 2013

Link to Prospectus	Link to SAI

    Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated December 1, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

    Investment Objective

    The Fund seeks long-term capital appreciation.

    Fees and Expenses

    These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.16%
1.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

    Example of Expenses

    The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$118
3 Years	$405
5 Years	$713
10 Years	$1,587

    Portfolio Turnover

    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

    Principal Investment Strategies

    Under normal circumstances, we invest:

      at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

        up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

      We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $ 407 million to $470 billion, as of October 31, 2013, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
      Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

      We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

      Principal Investment Risks

      An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

      Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

      Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

      Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

      Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

      Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

      Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

      Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

      Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

      Performance

      The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

      Calendar Year Total Returns as of 12/31 each year
      Investor Class

Highest Quarter: 3rd Quarter 2009	+17.55%
Lowest Quarter: 4th Quarter 2008	-21.69%
Year-to-date total return as of 9/30/2013 is +22.82%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	7/1/1993	14.25%	-0.05%	6.44%
Investor Class (after taxes on distributions)	7/1/1993	13.72%	-0.60%	5.68%
Investor Class (after taxes on distributions and the sale of Fund Shares)	7/1/1993	9.36%	-0.21%	5.53%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		17.51%	0.59%	7.38%

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

      Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Phocas Financial Corporation	Stephen L. Block, CFA, Portfolio Manager / 2008 William F.K. Schaff, CFA, Portfolio Manager / 2008

      Purchase and Sale of Fund Shares

      In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

      Minimum Initial Investment
      Regular Accounts: $2,500
      IRAs, IRA Rollovers, Roth IRAs: $1,000
      UGMA/UTMA Accounts: $1,000
      Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
      Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
      UGMA/UTMA Accounts: $50
      Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

      Tax Information

      Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

      Payments to Broker-Dealers and Other Financial Intermediaries

      If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

      Large Company Value Fund Summary

      Class/Ticker: Class A - WLCAX; Class C -WFLVX

      Summary Prospectus

      December 1, 2013

Link to Prospectus	Link to SAI

      Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated December 1, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

      Investment Objective

      The Fund seeks long-term capital appreciation.

      Fees and Expenses

      These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 66 and 69 of the Prospectus and "Additional Purchase and Redemption Information" on page 56 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.62%	0.62%
Total Annual Fund Operating Expenses	1.27%	2.02%
Fee Waivers	0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.10%	1.85%
1.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

      Example of Expenses

      The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$681	$288	$188
3 Years	$939	$617	$617
5 Years	$1,217	$1,072	$1,072
10 Years	$2,007	$2,334	$2,334

      Portfolio Turnover

      The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

      Principal Investment Strategies

      Under normal circumstances, we invest:

        at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

          up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

        We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $ 407 million to $470 billion, as of October 31, 2013, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
        Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

        We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

        Principal Investment Risks

        An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

        Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

        Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

        Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

        Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

        Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

        Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

        Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

        Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

        Performance

        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

        Calendar Year Total Returns for Class A as of 12/31 each year
        (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+17.51%
Lowest Quarter: 4th Quarter 2008	-21.64%
Year-to-date total return as of 9/30/2013 is +22.90%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/31/2008	7.70%	-1.16%	5.85%
Class A (after taxes on distributions)	3/31/2008	7.16%	-1.74%	5.08%
Class A (after taxes on distributions and the sale of Fund Shares)	3/31/2008	5.10%	-1.15%	5.00%
Class C (before taxes)	3/31/2008	12.44%	-0.70%	5.77%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		17.51%	0.59%	7.38%

        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

        Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Phocas Financial Corporation	Stephen L. Block, CFA, Portfolio Manager / 2008 William F.K. Schaff, CFA, Portfolio Manager / 2008

        Purchase and Sale of Fund Shares

        In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

        Minimum Initial Investment
        Regular Accounts: $1,000
        IRAs, IRA Rollovers, Roth IRAs: $250
        UGMA/UTMA Accounts: $50
        Employer Sponsored Retirement Plans: No Minimum
        (currently closed to most investors)

        Minimum Additional Investment
        Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
        UGMA/UTMA Accounts: $50
        Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

        Tax Information

        Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

        Payments to Broker-Dealers and Other Financial Intermediaries

        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI